UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


For the monthly distribution period from March 2, 2008 to April 1, 2008


Commission File Number of issuing entity: 333-140958-24


            CHL Mortgage Pass-Through Trust Resecuritization 2008-2R
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-140958

                                  CWMBS, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                       Credit Suisse Securities (USA) LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   95-4449516
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

4500 Park Granada
Calabasas, California                                           91302
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (818) 225-3000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
Title of class                                                (if Section 12(b))
    A-1        [   ]           [   ]           [ x ]
    A-R        [   ]           [   ]           [ x ]


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The  description  of  the   distribution   and  pool  performance  for  the
distribution period from March 2, 2008 to April 1, 2008 is provided below and in the Monthly Statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions were made by the Trustee (on behalf of the issuing entity) to Certificateholders pursuant to the Trust Agreement dated January 25, 2008, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Certificateholders attached here to as Exhibit 99.1) are used as defined in the Trust Agreement.

     See the Trust Agreement, and the Prospectus Supplement dated February 14, 2008,filed with the Commission on February 19, 2008, pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        See the monthly report provided in Exhibit 99.2, for the Underlying Issuing Entity, CHL Mortgage Pass-Through Trust 2006-18 File Number 333-131662-18, attached hereto.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        (99.1) Monthly Statement furnished to Certificateholders of
               CHL Mortgage Pass-Through Trust Resecuritization 2008-2R relating to the April 25, 2008 distribution

        (99.2) Monthly Statement furnished to Certificateholders of
               CHL Mortgage Pass-Through Trust 2006-18
               relating to the April 25, 2008 distribution


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWALT, INC.
                           (Depositor)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby
                 Title:    Executive Vice President

                 Dated:    April 30, 2008



EXHIBIT INDEX

Exhibit
Number      Description

EX-99.1     Monthly Statement furnished to Certificateholders of
            CHL Mortgage Pass-Through Trust Resecuritization 2008-2R, relating to the April 25, 2008 distribution

EX-99.2     Monthly Statement furnished to Certificateholders of
            CHL Mortgage Pass-Through Trust 2006-18, relating to the April 25, 2008 distribution